Cover Page	Mar. 15, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 15, 2022
Entity Registrant Name	Morphic Holding, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38940
Entity Tax Identification Number	47-3878772
Entity Address, Address Line One	35 Gatehouse Drive, A2
Entity Address, City or Town	Waltham,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	996-0955
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MORF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Central Index Key	0001679363
Amendment Flag	false